Business Developments (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended				0 Months Ended		0 Months Ended		1 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 20, 2013 MUTB [Member] FGL Lux Holdings, S.a.r.l. [Member]	Sep. 20, 2013 MUTB [Member] FGL Lux Holdings, S.a.r.l. [Member]	Jun. 24, 2013 UNBC [Member] Union Bank [Member] PB Capital Corporation's Institutional Commercial Real Estate (CRE) Lending Division [Member]	Jun. 24, 2013 UNBC [Member] Union Bank [Member] PB Capital Corporation's Institutional Commercial Real Estate (CRE) Lending Division [Member]	May 31, 2013 BTMU [Member] VietinBank [Member]
Schedule Of Business Development [Line Items]
Percentage of ownership acquired						100.00%
Acquisition of Mitsubishi UFJ Fund Services Holdings Limited (formerly Butterfield Fulcrum Group), a subsidiary of MUTB	¥ 30,191				¥ 30,191
Acquisition of PB Capital Corporation's institutional commercial real estate lending division	358,040						358,040
Purchase of common stock investment in VietinBank, an affiliated company of BTMU	75,136								75,136
Amount of goodwill recorded on the acquisition	¥ 497,423	¥ 417,956	¥ 358,117	¥ 354,283		¥ 20,274		¥ 22,077
Period that management may further adjust the provisional fair values estimates from the date of acquisition					up to one year		up to one year
Percentage of ordinary shares of equity method investee that the Company acquired									20.00%